STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 5  STOCKHOLDERS’ EQUITY

On June 29, 2016, RMS’s Board of Directors authorized the Company to make open market purchases of up to 2,000,000 shares of the Company’s outstanding Common Stock.  The purchases are made through a broker designated by the Company, with price, timing and volume restrictions based on average daily trading volume, consistent with the rules of the Securities and Exchange Commission for such repurchases.  As of September 30, 2018, the Company had repurchased 396,606 shares at an average price of $0.45. In June 2017, management of the Company decided to discontinue repurchasing its outstanding common stock under the program for an undetermined period of time to utilize cash for capital investments needed to expand the business.